Schedule of Plant Asset Consists (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Process Plant
Mill purchase, detailed engineering, and construction costs	$ 72,478,277	$ 65,545,594	$ 17,219,063
Capitalized interest (note 9)	2,656,713	1,848,473	233,407
Disposal of grinding circuits	(984,820)	(984,820)
Process Plant	$ 74,150,170	$ 66,409,247	$ 17,452,470